Leases - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Additions to right-of-use assets	€ 10,040	€ 723
Total cash outflow for leases	€ 4,779	€ 3,847	€ 2,319